Debentures - Schedule of Debentures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Debentures [Line Items]
Par Value			$ 274,038	$ 304,255
Unamortized debt premium (discount) and issuance costs, net			(2,110)	(2,410)
Current maturities			83,838	70,281
Total long-term debentures, net of current maturities			188,090	231,541
Short-term accrued interest			2,944	2,604
Total short-term and long-term debentures			$ 274,872	$ 304,426
Formula’s Series C Secured Debentures (2.29%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %			2.70%	2.70%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency (in New Shekels) | ₪	₪ 331,283	₪ 412,264
Par Value			$ 90,837	$ 113,665
Unamortized debt premium (discount) and issuance costs, net			(499)	(932)
Current maturities			45,419	22,327
Total long-term debentures, net of current maturities			44,919	90,405
Short-term accrued interest			170	213
Total short-term and long-term debentures			$ 90,508	$ 112,945
Formula’s Series D Secured Debentures (5.68%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %			6.01%
Currency	NIS (Unlinked)
Par value in issuance currency (in New Shekels) | ₪	₪ 150,000
Par Value			$ 41,130
Unamortized debt premium (discount) and issuance costs, net			(528)
Current maturities
Total long-term debentures, net of current maturities			40,602
Short-term accrued interest			193
Total short-term and long-term debentures			$ 40,795
Sapiens’ Series B Debentures (3.37%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %			3.30%	3.30%
Currency	NIS (Linked to fix rate of USD)	NIS (Linked to fix rate of USD)
Par value in issuance currency (in New Shekels) | ₪	₪ 140,000	₪ 210,000
Par Value			$ 39,593	$ 59,389
Unamortized debt premium (discount) and issuance costs, net			(5)	(50)
Current maturities			19,796	19,796
Total long-term debentures, net of current maturities			19,792	39,543
Short-term accrued interest			672
Total short-term and long-term debentures			$ 40,260	$ 59,339
Matrix’s Series B Debentures (4.1%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %			4.50%	4.50%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency (in New Shekels) | ₪	₪ 373,738	₪ 441,656
Par Value			$ 102,478	$ 121,769
Unamortized debt premium (discount) and issuance costs, net			(1,078)	(1,450)
Current maturities			18,623	18,726
Total long-term debentures, net of current maturities			82,777	101,593
Short-term accrued interest			1,909	2,237
Total short-term and long-term debentures			$ 103,309	$ 122,556
Formula’s Series A Secured Debentures (2.8%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %				2.40%
Currency		NIS (Unlinked)
Par value in issuance currency (in New Shekels) | ₪		₪ 34,211
Par Value				$ 9,432
Unamortized debt premium (discount) and issuance costs, net				22
Current maturities				9,432
Short-term accrued interest				154
Total short-term and long-term debentures				$ 9,586